Schedule of Warrant Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant Advisory Services [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning outstanding, shares
Beginning vested, shares
Issued and vested, outstanding		1
Issued and vested, vested		1
Acquired, outstanding
Acquired, vested
Converted to ordinary shares, outstanding		(1)
Converted to ordinary shares, vested		(1)
Ending outstanding, shares
Ending vested, shares
Warrants MTS [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning outstanding, shares	8,333
Beginning vested, shares	8,333
Issued and vested, outstanding
Issued and vested, vested
Acquired, outstanding		8,333
Acquired, vested		8,333
Converted to ordinary shares, outstanding
Converted to ordinary shares, vested
Ending outstanding, shares	8,333	8,333
Ending vested, shares	8,333	8,333
Prefunded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning outstanding, shares	125,359
Beginning vested, shares	125,359
Issued and vested, outstanding		125,359
Issued and vested, vested		125,359
Acquired, outstanding
Acquired, vested
Converted to ordinary shares, outstanding
Converted to ordinary shares, vested
Ending outstanding, shares	125,359	125,359
Ending vested, shares	125,359	125,359
Regular Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning outstanding, shares	266,667
Beginning vested, shares
Issued and vested, outstanding		266,667
Issued and vested, vested
Acquired, outstanding
Acquired, vested
Converted to ordinary shares, outstanding
Converted to ordinary shares, vested
Ending outstanding, shares	266,667	266,667
Ending vested, shares